Segment Reporting	3 Months Ended
Dec. 28, 2013
Segment Reporting [Abstract]
Segment Reporting
SEGMENT REPORTING
We operate in five segments: Chicken, Beef, Pork, Prepared Foods and International. We measure segment profit as operating income (loss).
During the second quarter of fiscal 2014, we began reporting our International operation as a separate segment, which was previously included in our Chicken segment. Our International segment became a separate reportable segment as a result of changes to our internal financial reporting to align with previously announced executive leadership changes. All periods presented have been reclassified to reflect this change. Beef, Pork, Prepared Foods and Other results were not impacted by this change.
Chicken: Chicken includes our domestic operations related to raising and processing live chickens into fresh, frozen and value-added chicken products, as well as sales from allied products. Products are marketed domestically to food retailers, foodservice distributors, restaurant operators, hotel chains and noncommercial foodservice establishments such as schools, healthcare facilities, the military and other food processors, as well as to international export markets. This segment also includes logistics operations to move products through our domestic supply chain and the global operations of our chicken breeding stock subsidiary.
Beef: Beef includes our operations related to processing live fed cattle and fabricating dressed beef carcasses into primal and sub-primal meat cuts and case-ready products. Products are marketed domestically to food retailers, foodservice distributors, restaurant operators, hotel chains and noncommercial foodservice establishments such as schools, healthcare facilities, the military and other food processors, as well as to international export markets. This segment also includes sales from allied products such as hides and variety meats, as well as logistics operations to move products through the supply chain.
Pork: Pork includes our operations related to processing live market hogs and fabricating pork carcasses into primal and sub-primal cuts and case-ready products. Products are marketed domestically to food retailers, foodservice distributors, restaurant operators, hotel chains and noncommercial foodservice establishments such as schools, healthcare facilities, the military and other food processors, as well as to international export markets. This segment also includes our live swine group, related allied product processing activities and logistics operations to move products through the supply chain.
Prepared Foods: Prepared Foods includes our operations related to manufacturing and marketing frozen and refrigerated food products and logistics operations to move products through the supply chain. Products primarily include pepperoni, bacon, sausage, beef and pork pizza toppings, pizza crusts, flour and corn tortilla products, appetizers, prepared meals, ethnic foods, soups, sauces, side dishes, meat dishes, breadsticks and processed meats. Products are marketed domestically to food retailers, foodservice distributors, restaurant operators, hotel chains and noncommercial foodservice establishments such as schools, healthcare facilities, the military and other food processors, as well as to international export markets.
International: International includes our foreign operations primarily related to raising and processing live chickens into fresh, frozen and value-added chicken products in Brazil, China, India and Mexico. Products are marketed in each respective country to food retailers, foodservice distributors, restaurant operators, hotel chains, noncommercial foodservice establishments and live markets, as well as to other international export markets.
The results from Dynamic Fuels are included in Other.
Information on segments and a reconciliation to income from continuing operations before income taxes are as follows (in millions):

	Three Months Ended
	December 28, 2013	December 29, 2012
Sales:
Chicken	$2,656	$2,595
Beef	3,734	3,485
Pork	1,424	1,363
Prepared Foods	907	841
International	327	327
Other	—	20
Intersegment Sales	(287)	(265)
Total Sales	$8,761	$8,366

Operating Income (Loss):
Chicken	$253	$113
Beef	58	46
Pork	121	125
Prepared Foods	16	33
International	(28)	(2)
Other	(8)	(11)
Total Operating Income	412	304

Total Other (Income) Expense	29	36

Income from Continuing Operations before Income Taxes	$383	$268

The Chicken segment had sales of $2 million in the first quarter of fiscal 2014 and 2013, respectively, from transactions with other operating segments of the Company. The Beef segment had sales of $63 million and $43 million in the first quarter of fiscal 2014 and 2013, respectively, from transactions with other operating segments of the Company. The Pork segment had sales of $222 million and $220 million in the first quarter of fiscal 2014 and 2013, respectively, from transactions with other operating segments of the Company. The aforementioned sales from intersegment transactions, which were at market prices, were included in the segment sales in the above table.